Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Schedule of Financial Assets
The following table provides a breakdown for financial assets by category at June 30, 2026.

	At June 30, 2026
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	9,261	—	9,261	12	—	9,261	—
Cash and cash equivalents	—	—	226,715	226,715		—	226,715	—
Trade receivables	—	—	192,331	192,331		—	192,331	—
Other non-current financial assets	4,815	—	35,808	40,623		—	36,160	4,463
Other current financial assets	64,251	3,592	3,741	71,584	13	7,016	8,951	55,617
Financial assets	69,066	12,853	458,595	540,514		7,016	473,418	60,080

The following table provides an additional breakdown for other current financial assets at June 30, 2026.

	At June 30, 2026
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	22,156	—	—	22,156	—	—	22,156
Hedge funds	11,627	—	—	11,627	—	—	11,627
Private debt	10,978	—	—	10,978	—	—	10,978
Real estate funds	10,856	—	—	10,856	—	—	10,856
Money market funds and floating income	5,210	3,102	—	8,312	3,102	5,210	—
Guarantee deposits	—	—	3,473	3,473	—	3,473	—
Equity	3,424	—	—	3,424	3,424	—	—
Fixed income	—	490	—	490	490	—	—
Financial receivables	—	—	268	268	—	268	—
Total other current financial assets	64,251	3,592	3,741	71,584	7,016	8,951	55,617

The following table presents the changes in level 3 items for the six months ended June 30, 2026.

(€ thousands)	Fair value Level 3
At December 31, 2025	58,799
Investments	1,372
Disposals	(2,543)
Fair value adjustments	1,854
Realized gains	62
Exchange rate gains	536
At June 30, 2026	60,080

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).
The following tables provide a breakdown of financial assets by category at December 31, 2025.

	At December 31, 2025
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	7,055	—	7,055	12	—	7,055	—
Cash and cash equivalents	—	—	220,121	220,121		—	220,121	—
Trade receivables	—	—	227,087	227,087		—	227,087	—
Other non-current financial assets	4,886	—	33,610	38,496		—	34,073	4,423
Other current financial assets	68,635	7,047	1,750	77,432	13	10,309	12,747	54,376
Financial assets	73,521	14,102	482,568	570,191		10,309	501,083	58,799
The following table provides an additional breakdown for other current financial assets at December 31, 2025.

	At December 31, 2025
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	21,565	—	—	21,565	—	—	21,565
Money market funds and floating income	10,713	3,151	—	13,864	3,151	10,713	—
Private debt	11,720	—	—	11,720	—	284	11,436
Hedge funds	11,370	—	—	11,370	—	—	11,370
Real estate funds	10,005	—	—	10,005	—	—	10,005
Fixed income	—	3,896	—	3,896	3,896	—	—
Equity	3,262	—	—	3,262	3,262	—	—
Guarantee deposits	—	—	1,492	1,492	—	1,492	—
Financial receivables	—	—	258	258	—	258	—
Total other current financial assets	68,635	7,047	1,750	77,432	10,309	12,747	54,376

Schedule of Financial Liabilities
The following table provides a breakdown of financial liabilities by category at June 30, 2026.

	At June 30, 2026
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	19,441	—	19,441	12	—	19,441	—
Non-current borrowings	—	—	128,144	128,144	15	—	128,144	—
Current borrowings	—	—	96,653	96,653	15	—	96,653	—
Other non-current financial liabilities	109,688	—	—	109,688	16	—	109,688	—
Trade payables and customer advances	—	—	317,060	317,060		—	317,060	—
Lease liabilities – Current / Non-current	—	—	927,195	927,195	17	—	—	927,195
Financial liabilities	109,688	19,441	1,469,052	1,598,181		—	670,986	927,195

The following table provides a breakdown of financial liabilities by category at December 31, 2025.

	At December 31, 2025
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	4,576	—	4,576	12	—	4,576	—
Non-current borrowings	—	—	162,123	162,123	15	—	162,123	—
Current borrowings	—	—	84,066	84,066	15	—	84,066	—
Other non-current financial liabilities	105,632	—	—	105,632	16	—	105,632	—
Trade payables and customer advances	—	—	326,245	326,245		—	326,245	—
Lease liabilities – Current / Non-current	—	—	731,589	731,589	17	—	—	731,589
Financial liabilities	105,632	4,576	1,304,023	1,414,231		—	682,642	731,589